26. Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses By Nature Tables
Expenses by nature
	2017	2016	2015
Cost of inventories	(32,425)	(30,473)	(26,817)
Personnel expenses	(4,691)	(4,503)	(4,011)
Outsourced services	(648)	(587)	(523)
Functional expenses	(2,376)	(2,304)	(2,079)
Selling expenses	(1,003)	(953)	(951)
Other expenses	(564)	(564)	(430)
	(41,707)	(39,384)	(34,811)

Cost of sales	(33,931)	(31,933)	(28,123)
Selling expenses	(6,804)	(6,567)	(5,922)
General and administrative expenses	(972)	(884)	(766)
	(41,707)	(39,384)	(34,811)